TRADE RECEIVABLES (Tables)	12 Months Ended
Feb. 28, 2013
TRADE RECEIVABLES [Abstract]
Schedule of Trade Receivables

The following table illustrates the balances which are at least 1 day past due and the allowance for doubtful accounts deemed appropriate.

	as at February 28, 2013			as at February 29, 2012
	Current	at least 1 day past due	Total	Current	at least 1 day past due	Total
Trade Receivables (gross)	31,353	4,357	35,710	8,395	1,520	9,915
Allowance for doubtful accounts	-	(258)	(258)	-	(65)	(65)

Trade Receivables (net)	31,353	4,099	35,452	8,395	1,455	9,850